Schedule of selling expenses (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total selling expenses	kr (46,586)	kr (35,235)	kr (79,404)	kr (182,597)
Staff costs [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(36,093)	(30,990)	(67,786)	(145,407)
Advertising costs [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(2,702)	(313)	(556)	(8,678)
Professional services [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(4,609)	(1,710)	(8,324)	(7,820)
Depreciation and amortization [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(1,507)	(815)	(1,814)
IT and software expenses [member]
IfrsStatementLineItems [Line Items]
Total selling expenses			(171)	(3,495)
Other costs [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	kr (1,675)	kr (1,407)	kr (753)	kr (17,197)